Cover	Aug. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2022
Entity File Number	000-56395
Entity Registrant Name	NRI Real Estate Investment and Technology, Inc.
Entity Central Index Key	0001877561
Entity Tax Identification Number	87-1031361
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1340 South Dixie Highway
Entity Address, Address Line Two	Suite 612
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33146
City Area Code	(305)
Local Phone Number	259-9928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false